UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                  ----------------------

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Cayman Holdings, Ltd.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
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Form 13F File Number:  28-  14166
                           -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
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Title:    Ordinary Member
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-
in-Fact for David M. Rubenstein*          Washington, DC          May 15, 2012
------------------------------------   ----------------------   ----------------
            Signature                       City, State               Date

*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by DBD Cayman Holdings, Ltd.

**DBD Cayman Holdings, Ltd. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated row, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion, and related entities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
   Form 13F File Number          Name

   28-
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

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                           ------------------------

Form 13F Information Table Entry Total:     24
                                           ------------------------

Form 13F Information Table Value Total:     $8,930,287
                                           ------------------------
                                                 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

     1     28- 12429                  Carlyle Investment Management L.L.C.
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

                                                          FORM 13-F INFORMATION TABLE

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        COLUMN 1            COLUMN 2          COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
                            TITLE OF                      VALUE        SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER          CLASS             CUSIP     (x$1000)      PRN AMT    PRN CALL  DISCRETION MANAGERS SOLE   SHARED   NONE
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
BankUnited  Inc              Com              06652K103  $189,222    7,568,158    SH   --   Shared-       1          7,568,158
                                                                                            Defined

Booz Allen Hamilton Hldg Cor Cl A             099502106  $13,625     800,084      SH   --   Shared        1            800,084
                                                                                            Defined

Boston Private Finl Hldgs In Com              101119105  $76,862     7,756,022    SH   --   Shared-       1          7,756,022
                                                                                            Defined

Central Pac Finl Corp        Com              154760409  $122,547    9,463,095    SH   --   Shared-       1          9,463,095
                                                                                            Defined

China Recycling Energy Corp  Com              168913101  $14,960     12,465,938   SH   --   Shared-       1         12,465,938
                                                                                            Defined

Cobalt Intl Energy Inc       Com              19075F106  $1,134,337  37,773,453   SH   --   Shared-       1         37,773,453
                                                                                            Defined

Concord Med Svcs Hldgs Ltd   Sponsored ADR    206277105  $33,501     8,724,233    SH   --   Shared-       1          8,724,233
                                                                                            Defined

Enduro Rty Tr                Tr Unit          29269K100  $425,898    19,800,000   SH   --   Shared-       1         19,800,000
                                                                                            Defined

F N B United Corp            Com              302519103  $93,134     4,930,313    SH   --   Shared-       1          4,930,313
                                                                                            Defined

Freescale Semiconductor Hldg SHS Old          G3727Q101  $3,018,547  196,136,895  SH   --   Shared-       1        196,136,895
                                                                                            Defined

Hampton Roads Bankshares Inc Com              409321502  $23,848     7,870,693    SH   --   Shared-       1          7,870,693
                                                                                            Defined

Hertz Global Holdings Inc    Com              42805T105  $88,732     5,899,719    SH   --   Shared-       1          5,899,719
                                                                                            Defined

Kinder Morgan Inc Del        Com              49456B101  $1,980,676  51,246,481   SH   --   Shared-       1         51,246,481
                                                                                            Defined

Lear Corp                    Com              521865204  $14,397     309,680      SH   --   Shared-       1            309,680
                                                                                            Defined

Nielsen Holdings N V         Com              N63218106  $1,425,142  47,284,081   SH   --   Shared-       1         47,284,081
                                                                                            Defined

Niska Gas Storage Partners L Unit Ltd Liabi   654678101  $162,106    16,992,245   SH   --   Shared-       1         16,992,245
                                                                                            Defined

RTI Intl Metals Inc          Com              74973W107  $46,849     2,031,615    SH   --   Shared-       1          2,031,615
                                                                                            Defined

Superior Energy Svcs Inc     Com              868157108  $24,118     914,934      SH   --   Shared-       1            914,934
                                                                                            Defined

TRW Automotive Hldgs Corp    Com              87264S106  $4,701      101,200      SH   --   Shared-       1            101,200
                                                                                            Defined

Weatherford International Lt Reg Shs          H27013103  $15,090     1,000,000    SH   --   Shared-       1          1,000,000
                                                                                            Defined

Willbros Group Inc           Com              969203108  $6,610      2,040,107    SH   --   Shared-       1          2,040,107
                                                                                            Defined

YRC Worldwide Inc            Note 10.000% 3/3 984249AB8  $3,546      10,841,467   SH   --   Shared-       1         10,841,467
                                                                                            Defined

YRC Worldwide Inc            Note 10.000% 3/3 984249AC6  $9,428      15,979,486   SH   --   Shared-       1         15,979,486
                                                                                            Defined

YRC Worldwide Inc            Com Par $.01     984249607  $2,411      363,642      SH   --   Shared-       1            363,642
                                                                                            Defined
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

                                LIST OF EXHIBITS


EXHIBIT NO.     DESCRIPTION
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     99         Power of Attorney